Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other financial assets [line items]
Other Financial Assets	$ 1,736,380,010	$ 387,844,721
Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	1,463,622	$ 1,237,562
Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	43,359,487
Debtors for Sale of Foreign Currency | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	1,178,670,402
Debtors for Cash sale of Government Securities to be Settled | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	149,831,226
Sundry Debtors | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	1,463,622
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	313,861,686
Mutual Funds | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	9,010,842
Premiums from financial guarantee contracts | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	21,450,357
Interest accrued receivable | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	19,569,938
Fiduciary Participation Certificates | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	626,072
Balances from claims pending recovery | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Not yet due | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	43,359,487
Not yet due | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	1,178,670,402
Not yet due | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	151,253,042
Not yet due | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	313,861,686
Not yet due | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	9,010,842
Not yet due | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	21,450,357
Not yet due | Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	19,569,938
Not yet due | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	626,072
Impaired/Uncollectible | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	41,806
Impaired/Uncollectible | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	$ 0